Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 23 — SUBSEQUENT EVENTS

The Company evaluated all events and transactions that from March 31, 2025 up through July 31, 2025 which is the date that these consolidated financial statements are available to be issued, there were no other any material subsequent events that require disclosure in these consolidated financial statements.